Lease liabilities (Details)		12 Months Ended
	Aug. 03, 2023	Dec. 31, 2024	Dec. 31, 2022
Lifezone Asia Pacific Pty Ltd
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease term		2 years 7 months
Cordula Limited, Tanzania | Tembo Nickel Corporation Limited
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term			5 years
Operating lease term, additional period		4 years
Remaining lease term		1 year 9 months
AKO Group Limited, Tanzania | Tembo Nickel | Tembo Nickel Corporation Limited
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease term		2 years 3 months
Seattle Investments Pty Ltd, Australia
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term		5 years
Remaining lease term		1 year 4 months
Nowa Pty Ltd Australia | Simulus
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term	5 years
Remaining lease term		3 years 7 months